Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands				9 Months Ended
	Apr. 07, 2026	Oct. 07, 2025	Apr. 07, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Share-based compensation expense				$ 415	$ 648
Voyage Expenses [Member]
Equity Incentive Plan [Abstract]
Share-based compensation expense				12	$ 20
Certain Service Providers [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			75,000
Restricted Stock [Member]
Unrecognized Cost for Non-vested Shares [Abstract]
Unrecognized cost for non-vested shares				$ 109		$ 104
Recognition period for unrecognized cost for non-vested shares				6 months 7 days
2022 Equity Incentive Plan [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)			400,000
2022 Equity Incentive Plan [Member] | Awarded April 07, 2025 [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			275,000
Grant date fair value (in dollars per share)			$ 1.2
Shares vested (in shares)			79,500
2022 Equity Incentive Plan [Member] | Awarded April 07, 2025 [Member] | Restricted Stock [Member] | Plan [Member]
Equity Incentive Plan [Abstract]
Shares vested (in shares)	167,500
2022 Equity Incentive Plan [Member] | Awarded April 07, 2025 [Member] | Restricted Stock [Member] | Subsequent Event [Member]
Equity Incentive Plan [Abstract]
Shares vested (in shares)		113,000
2022 Equity Incentive Plan [Member] | Awarded April 07, 2025 [Member] | Restricted Stock [Member] | Certain Service Providers [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			85,000